Employee Benefit Plans (Details) - Schedule of Determine Benefit Obligation and Net Periodic Benefit Costs	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
UK [Member]
Weighted-average assumptions used to determine benefit obligations:
Discount rate	5.00%	1.80%
Rate of compensation increase
Weighted-average assumptions used to determine net periodic benefit costs:
Discount rate	1.80%	1.40%
Expected asset return	3.45%	2.72%
Rate of compensation increase
Germany [Member]
Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.80%	1.00%
Rate of compensation increase
Weighted-average assumptions used to determine net periodic benefit costs:
Discount rate	3.80%	1.00%
Expected asset return
Rate of compensation increase
Norway [Member]
Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.00%	1.90%
Rate of compensation increase	3.50%	2.75%
Weighted-average assumptions used to determine net periodic benefit costs:
Discount rate	3.00%	1.90%
Expected asset return	4.15%	3.10%
Rate of compensation increase	3.50%	2.75%
Asterion [Member]
Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.80%	1.13%
Rate of compensation increase
Weighted-average assumptions used to determine net periodic benefit costs:
Discount rate	3.80%	1.13%
Expected asset return	3.80%	1.13%
Rate of compensation increase